BALANCE SHEET COMPONENTS - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 31, 2025	Aug. 26, 2020	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Finite-Lived Intangible Assets [Line Items]
Accounts receivable, sale			$ 124,900	$ 498,400
Accounts receivable, allowance for credit loss, current, receivables sold				49,400
Percentage of ownership before transaction		29.50%
Inventory valuation reserves			155,100	30,500
Amortization			700	200	$ 300
Loss on impairment of intangible assets			2,167	0	0
Goodwill			0	7,879	0
Depreciation			42,100	55,700	56,500
Loss on impairment of property, plant and equipment			$ 156,598	$ 76,332	$ 417
Disposed of by sale | Non-US subsidiaries
Finite-Lived Intangible Assets [Line Items]
Percentage of ownership before transaction			100.00%
Disposed of by sale | Non-US subsidiaries | Subsequent event
Finite-Lived Intangible Assets [Line Items]
Percentage of ownership before transaction	100.00%
September 2024 Restructuring Plan:
Finite-Lived Intangible Assets [Line Items]
Loss on impairment of property, plant and equipment			$ 98,900
Customers relationship
Finite-Lived Intangible Assets [Line Items]
Loss on impairment of intangible assets			$ 2,200